Share capital (Details) - GBP (£) £ in Millions			1 Months Ended
	Jul. 15, 2020	Dec. 06, 2018	Mar. 23, 2020	Oct. 01, 2020	Jun. 23, 2020	Sep. 12, 2019
Share capital (Details) [Line Items]
Additional funding round raising					£ 25.2
Issuance of shares	£ 9.0
Deduction amount				£ 7.4
Series A Funding Round Raising [Member]
Share capital (Details) [Line Items]
Funding round raising		£ 31.5
Advertising and marketing commitment		5.0
Fair value of advertising and marketing commitment		£ 5.0
Series B Funding Round Raising [Member]
Share capital (Details) [Line Items]
Funding round raising						£ 50.0
Series C Funding Round Raising [Member]
Share capital (Details) [Line Items]
Funding round raising			£ 99.8
Advertising and marketing commitment			8.0
Fair value of advertising and marketing commitment			£ 8.0
Series D Funding Round Raising [Member]
Share capital (Details) [Line Items]
Funding round raising				£ 231.6